8. BUSINESS ACQUISITION AND DISPOSAL (Details 1) (USD $)	Mar. 29, 2012
Business Acquisition And Disposal Details 1
Tangible equipment	$ 147,000
Proved oil and gas reserves	2,958,936
Unproved oil and gas leaseholds	629,050
Total	$ 3,734,986